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July 1, 2008
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Fund Profile

T. Rowe Price Funds

Prime Reserve
New Income
Equity Income
International Stock

A selection of stock, bond, and money market
funds to help investors meet their financial
objectives.

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This profile summarizes key information about the fund that is included in the funds` prospectus. The funds` prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling
1-800-638-5660 or by visiting our Web site at
troweprice.com.
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Fund Profile

T. Rowe Price Prime Reserve Fund, Inc. — PRRXX
T. Rowe Price New Income Fund, Inc. — PRCIX
T. Rowe Price Equity Income Fund — PRFDX
T. Rowe Price International Funds, Inc.

T. Rowe Price International Stock Fund — PRITX

Prime Reserve Fund

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What is the fund`s objective?
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The fund`s goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.

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What is the fund`s principal investment strategy?
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A money market fund, which is managed to provide a stable share price of $1.00, invests in high-quality, U.S. dollar-denominated money market securities. The fund`s average weighted maturity will not exceed 90 days, and we will not purchase any security with a maturity longer than 13 months. The fund`s yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund`s income level. Conversely, shorter maturities may be favored if rates are expected to rise.

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The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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Fund Profile

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Further information about the fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.
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What are the main risks of investing in the fund?
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Since the fund seeks to maintain a $1.00 share price, it should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the event that any fund holding has its credit rating downgraded or defaults or interest rates rise sharply in an unusually short period.

The fund`s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

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As with any mutual fund, there can be no guarantee the fund will achieve its objective.
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How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. Over time, money market securities have provided greater stability but lower returns than bonds or stocks. If you have some money for which safety and accessibility are more important than total return or capital growth over time, the fund should be an appropriate investment.

The fund can be used in both regular and tax-deferred accounts, such as an individual retirement account (IRA).

An investment in the fund should help you meet your individual investment goals for principal stability, liquidity, and income, but it should not represent your complete investment program.

New Income Fund

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What is the fund`s objective?
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The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

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Fund Profile

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What is the fund`s principal investment strategy?
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In seeking income and capital preservation, the fund pursues a total return strategy. Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what we believe are favorable total return (income plus changes in principal) characteristics.

The fund will invest at least 80% of the fund`s total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or equivalent) by each of the major credit rating agencies (Standard & Poor`s, Moody`s, and Fitch IBCA, Inc.) that have assigned a rating to the security. If the security is unrated, it must be deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency but below investment grade by others. In addition, the fund may invest up to 5% of total assets in securities that have not received an investment-grade rating by any major credit rating agency.

The fund has considerable flexibility in seeking high yields. There are no maturity restrictions, so we can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio`s weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, we may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, we may concentrate investments in higher-rated issues.

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In keeping with the fund`s objective, it may also invest in other securities, and use futures, options, and swaps.
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The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restric
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Fund Profile

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tion. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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Further information about the fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.
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What are the main risks of investing in the fund?
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  Interest rate risk  This is the risk that an increase in interest rates will likely cause the fund`s share price to fall, resulting in a loss of principal. That`s because the bonds and notes in the fund`s portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities (whose principal and interest payments are guaranteed) can decline in price if rates rise. Generally speaking, the longer a bond`s maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.

  Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

  Most investment-grade (AAA through BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.

  The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  Liquidity risk  This is the chance that the fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it

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  Fund Profile

  can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.

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  Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.
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  Prepayment risk and extension risk  A fund investing in mortgage-backed bonds can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return and yield, and could result in a loss if bond prices fall below the level the fund paid for them. Any of these developments could result in a decrease in the fund`s income, share price, or total return.

  Extension risk refers to a rise in interest rates or lack of refinancing opportunities that can cause a fund`s average maturity to lengthen unexpectedly due to a drop in prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

  Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

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  As with any mutual fund, there can be no guarantee the fund will achieve its objective.
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  The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell if the fund is appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund may be appropriate for you if you seek an attractive level of income and are willing to accept the risk of a declining share price when interest rates rise. Steadily reinvesting the fund`s income is a conservative strategy for building capital over time. If you are investing primarily for safety and liquidity, you should consider a money market fund.

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  Fund Profile

  The fund can be used in both regular and tax-deferred accounts, such as an individual retirement account (IRA).

  The fund should not represent your complete investment program or be used for short-term trading purposes.

  Equity Income Fund

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  What is the fund`s objective?
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  The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

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  What is the fund`s principal investment strategy?
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  The fund will normally invest at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

  The fund typically employs a "value" approach in selecting investments. Our in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

  In selecting investments, we generally look for companies with one or more of the following:

  an established operating history;

  above-average dividend yield relative to the S&P 500;

  low price/earnings ratio relative to the S&P 500;

  a sound balance sheet and other positive financial characteristics; and

  low stock price relative to a company`s underlying value as measured by assets, cash flow, or business franchises.

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  In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.
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  While most assets will be invested in U.S. common stocks, the fund may invest in other securities, including foreign stocks, and use futures and options in keeping with fund objectives.
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  The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

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  Fund Profile

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  Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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  Further information about the fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.
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  What are the main risks of investing in the fund?
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  The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

  The fund`s emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

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  As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.
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  Foreign stock holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. The use of futures and options, if any, subjects the fund to additional volatility and potential losses.
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  As with any mutual fund, there can be no guarantee the fund will achieve its objective.
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  Fund Profile

  The fund`s share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell if the fund is appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek a relatively conservative equity investment that provides substantial dividend income along with the potential for capital growth, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

  The fund can be used in both regular and tax-deferred accounts, such as an individual retirement account (IRA).

  Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

  International Stock Fund

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  What is the fund`s objective?
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  The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

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  What is the fund`s principal investment strategy?
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  The fund expects to invest substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.

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  T. Rowe Price International, Inc. (T. Rowe Price International), employs a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.
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  Fund Profile

  While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

  In selecting stocks, we generally favor companies with one or more of the following characteristics:

  leading market position;

  attractive business niche;

  strong franchise or monopoly;

  technological leadership or proprietary advantages;

  seasoned management;

  earnings growth and cash flow sufficient to support growing dividends; and

  healthy balance sheet with relatively low debt.

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  While the fund invests primarily in common stocks, the fund may invest in other securities, and use futures and options, in keeping with the fund`s objective.
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  The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

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  Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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  Further information about the fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.
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  What are the main risks of investing in the fund?
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  Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

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  Fund Profile

  Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, fund attempts at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many developing countries.

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  Geographic risk  The economies and financial markets of certain regionsxd1 such as Latin America and Asiaxd1 can be interdependent and may all decline at the same time.
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  Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of these factors could cause the fund`s share price to decline.

  Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, uncertain tax laws, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

  While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

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  Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.
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  As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a
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  Fund Profile

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  variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.
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  As with any mutual fund, there can be no guarantee the fund will achieve its objective.
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  The fund`s share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell if the fund is appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you want to diversify your domestic stock portfolio by adding foreign investments, seek the long-term capital appreciation potential of growth stocks, and are comfortable with the risks that accompany foreign investments, the fund could be an appropriate part of your overall investment strategy.

  The fund can be used in both regular and tax-deferred accounts, such as an individual retirement account (IRA).

  The fund should not represent your complete investment program or be used for short-term trading purposes.

  All funds

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  How has the fund performed in the past?
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  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not necessarily an indication of future performance.

  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) account or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.
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  Fund Profile

  Table 1  Average Annual Total Returns  (Continued)
	Periods ended 06/30/08
	1 year	5 years	10 years
Prime Reserve Fund	3.88%	2.91%	3.34%
Lipper Money Market Funds Average	3.48	2.61	3.06
New Income Fund
Returns before taxes	7.07	3.92	5.12
Returns after taxes on distributions	5.33	2.69	3.32
Returns after taxes on distributions and sale of fund shares	4.57	2.76	3.33
Lehman Brothers U.S. Aggregate Index	7.12	3.85	5.68
Lipper Corporate Debt Funds A-Rated Average	3.06	2.89	4.65
Equity Income Fund
Returns before taxes	-17.34	7.91	5.53
Returns after taxes on distributions	-18.58	6.94	4.03
Returns after taxes on distributions and sale of fund shares	-9.38	6.85	4.26
S&P 500 Index	-13.12	7.58	2.88
Lipper Equity Income Funds Index	-15.90	8.02	3.83
International Stock Fund
Returns before taxes	-6.05	14.43	4.40
Returns after taxes on distributions	-8.37	13.63	3.48
Returns after taxes on distributions and sale of fund shares	-1.97	12.60	3.51
MSCI All Country World Index ex-U.S.a	-6.20	19.42	7.73
MSCI EAFE Index	-10.15	17.16	6.23
Lipper International Large-Cap Growth Funds Average	-6.75	14.90	4.12
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Money funds are not required to show after-tax returns.

  aThe new benchmark more closely matches the portfolio`s blend of holdings in developed and emerging markets, while the MSCI EAFE Index is focused exclusively on developed market companies.

  Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

  MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

  MSCI All Country World Index ex-U.S. measures the equity market performance of developed and emerging countries, excluding the U.S.

  S&P 500 Index tracks the stocks of 500 U.S. companies.

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  Fund Profile

  What fees and expenses will I pay?

  The shares that are offered in this profile are 100% no load. The International Stock Fund charges a 2.00% redemption fee, payable to the fund, on shares purchased and held for 90 days or less. There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

  Table 2  Fees and Expenses of the Funds*
Fund	Shareholder fees (fees paid directly from your investment)	Annual fund operating expenses (expenses that are deducted from fund assets)
	Redemption feea	Management fee	Other expenses	Total annual fund operating expenses

Prime Reserve	—	0.35%	0.22%	0.57%
New Income	—	0.45	0.21	0.66
Equity Income	—	0.55	0.12	0.67
International Stock	2.00%	0.65	0.20	0.85
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  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  aOn shares purchased and held for 90 days or less.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

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Fund	1 year	3 years	5 years	10 years
Prime Reserve	$58	$183	$318	$714
New Income	67	211	368	822
Equity Income	68	214	373	835
International Stock	87	271	471	1,049
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  Who manages the fund?
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  Prime Reserve, New Income, and Equity Income Funds

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

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  Fund Profile

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  Prime Reserve Fund  James M. McDonald manages the fund day to day and has been chairman of its Investment Advisory Committee since 2002. He joined T. Rowe Price in 1976 as a financial statistician, and his investment experience dates from 1977.
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  New Income Fund  Daniel O. Shackelford manages the fund day to day and has been chairman of its Investment Advisory Committee since 2002. He joined T. Rowe Price in 1999, and his investment experience dates from 1981.
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  Equity Income Fund  Brian C. Rogers manages the fund day to day and has been chairman of its Investment Advisory Committee since 1993. He joined T. Rowe Price in 1982, and his investment experience dates from 1980.
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  International Stock Fund

  T. Rowe Price International is responsible for the selection and management of fund portfolio investments. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202.

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  T. Rowe Price International has established an Investment Advisory Committee with respect to the fund. The committee members are: Robert W. Smith, chairman, Christopher D. Alderson, Mark C.J. Bickford-Smith, Richard N. Clattenburg, Henry Ellenbogen, Robert N. Gensler, M. Campbell Gunn, Gonzalo Pangaro, Jeffrey Rottinghaus, and Dean Tenerelli. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Smith was appointed chairman of the committee in 2007. He joined T. Rowe Price Associates in 1992, and his investment experience dates from 1988. He joined T. Rowe Price International in 2007.
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  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

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  Fund Profile

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The Prime Reserve Fund distributes income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds.

  The New Income Fund distributes income monthly and net capital gains, if any, at year-end.

  The Equity Income Fund distributes income quarterly and net capital gains, if any, at year-end.

  The International Stock Fund distributes income annually and net capital gains, if any, at year-end.

  All funds

  For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

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  RPS C00-035 7/08
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  T. Rowe Price Investment Services, Inc., Distributor.